Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Loans and Allowance for Credit Losses

NOTE 6	Loans and Allowance for Credit Losses
The composition of the loan portfolio at December 31, disaggregated by class and underlying specific portfolio type, was as follows:

(Dollars in Millions)	2021	2020

Commercial
Commercial	$106,912	$97,315
Lease financing	5,111	5,556

Total commercial	112,023	102,871

Commercial Real Estate
Commercial mortgages	28,757	28,472
Construction and development	10,296	10,839

Total commercial real estate	39,053	39,311

Residential Mortgages
Residential mortgages	67,546	66,525
Home equity loans, first liens	8,947	9,630

Total residential mortgages	76,493	76,155

Credit Card	22,500	22,346

Other Retail
Retail leasing	7,256	8,150
Home equity and second mortgages	10,446	12,472
Revolving credit	2,750	2,688
Installment	16,514	13,823
Automobile	24,866	19,722
Student	127	169

Total other retail	61,959	57,024

Total loans	$312,028	$297,707
The Company had loans of $92.1 billion at December 31, 2021, and $96.1 billion at December 31, 2020, pledged at the Federal Home Loan Bank, and loans of $76.9 billion at December 31, 2021, and $67.8 billion at December 31, 2020, pledged at the Federal Reserve Bank.
The Company offers a broad array of lending products to consumer and commercial customers, in various industries, across several geographical locations, predominately in the states in which it has Consumer and Business Banking offices. Collateral for commercial and commercial real estate loans may include marketable securities, accounts receivable, inventory, equipment, real estate, or the related property.
Originated loans are reported at the principal amount outstanding, net of unearned interest and deferred fees and costs, and any partial charge-offs recorded. Net unearned interest and deferred fees and costs amounted to $475 million at December 31, 2021 and $763 million at December 31, 2020. All purchased loans are recorded at fair value at the date of purchase. Beginning January 1, 2020, the Company evaluates purchased loans for more-than-insignificant deterioration at the date of purchase in accordance with applicable authoritative accounting guidance. Purchased loans that have experienced more-than-insignificant deterioration from origination are considered purchased credit deteriorated loans. All other purchased loans are considered non-purchased
credit deteriorated loans.
Allowance for Credit Losses
Beginning January 1, 2020, the allowance for credit losses is established for current expected credit losses on the Company’s loan and lease portfolio, including unfunded credit commitments. The allowance considers expected losses for the remaining lives of the applicable assets, inclusive of expected recoveries. The allowance for credit losses is increased through provisions charged to earnings and reduced by net charge-offs.
Activity in the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans
Balance at December 31, 2020	$2,423	$1,544	$573	$2,355	$1,115	$8,010
Add
Provision for credit losses	(471)	(419)	(40)	(170)	(73)	(1,173)
Deduct
Loans charged-off	222	29	18	686	253	1,208
Less recoveries of loans charged-off	(119)	(27)	(50)	(174)	(156)	(526)

Net loan charge-offs (recoveries)	103	2	(32)	512	97	682

Balance at December 31, 2021	$1,849	$1,123	$565	$1,673	$945	$6,155

Balance at December 31, 2019	$1,484	$799	$433	$1,128	$647	$4,491
Add
Change in accounting principle (a)	378	(122)	(30)	872	401	1,499
Provision for credit losses	1,074	1,054	158	1,184	336	3,806
Deduct
Loans charged-off	575	210	19	975	401	2,180
Less recoveries of loans charged-off	(62)	(23)	(31)	(146)	(132)	(394)

Net loan charge-offs (recoveries)	513	187	(12)	829	269	1,786

Balance at December 31, 2020	$2,423	$1,544	$573	$2,355	$1,115	$8,010

Balance at December 31, 2018	$1,454	$800	$455	$1,102	$630	$4,441
Add
Provision for credit losses	315	13	(19)	919	276	1,504
Deduct
Loans charged-off	399	21	34	1,028	385	1,867
Less recoveries of loans charged-off	(114)	(7)	(31)	(135)	(126)	(413)

Net loan charge-offs (recoveries)	285	14	3	893	259	1,454

Balance at December 31, 2019	$1,484	$799	$433	$1,128	$647	$4,491
(a)
Effective January 1, 2020, the Company adopted accounting guidance which changed impairment recognition of financial instruments to a model that is based on expected losses rather than incurred losses.

The decrease in the allowance for credit losses from December 31, 2020 to December 31, 2021 reflected factors affecting economic conditions during 2021, including the enactment of additional benefits from government stimulus programs and broad vaccine availability in the United States that has reduced the risks associated with COVID-19, contributing to an economic recovery. However, economic uncertainty remains associated with supply chain concerns, rising inflationary concerns and additional virus variants.
Credit Quality
The credit quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company. These credit quality ratings are an important part of the Company’s overall credit risk management process and evaluation of the allowance for credit losses.
The following table provides a summary of loans by portfolio class, including the delinquency status of those that continue to accrue interest, and those that are nonperforming:

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming (b)	Total

December 31, 2021
Commercial	$111,270	$530	$49	$174	$112,023
Commercial real estate	38,678	80	11	284	39,053
Residential mortgages (a)	75,962	124	181	226	76,493
Credit card	22,142	193	165	–	22,500
Other retail	61,468	275	66	150	61,959

Total loans	$309,520	$1,202	$472	$834	$312,028

December 31, 2020
Commercial	$102,127	$314	$55	$375	$102,871
Commercial real estate	38,676	183	2	450	39,311
Residential mortgages (a)	75,529	244	137	245	76,155
Credit card	21,918	231	197	–	22,346
Other retail	56,466	318	86	154	57,024

Total loans	$294,716	$1,290	$477	$1,224	$297,707
(a)
At December 31, 2021, $791 million of loans 30–89 days past due and $1.5 billion of loans 90 days or more past due purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs, were classified as current, compared with $1.4 billion and $1.8 billion at December 31, 2020, respectively.

(b)
Substantially all nonperforming loans at December 31, 2021 and 2020, had an associated allowance for credit losses. The Company recognized interest income on nonperforming loans of $16 million and $23 million for the years ended December 31, 2021 and 2020, respectively, compared to what would have been recognized at the original contractual terms of the loans of $34 million and $45 million, respectively.

At December 31, 2021, total nonperforming assets held by the Company were $878 million, compared with $1.3 billion at December 31, 2020. Total nonperforming assets included $834 million of nonperforming loans, $22 million of OREO and $22 million of other nonperforming assets owned by the Company at December 31, 2021, compared with $1.2 billion, $24 million and $50 million, respectively at December 31, 2020.
At December 31, 2021, the amount of foreclosed residential real estate held by the Company, and included in OREO, was $22 million, compared with $23 million at December 31, 2020. These amounts excluded $22 million and $33 million at December 31, 2021 and December 31, 2020, respectively, of foreclosed residential real estate related to mortgage loans whose payments are primarily insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs. In addition, the amount of residential mortgage loans secured by residential real estate in the process of foreclosure at December 31, 2021 and December 31, 2020, was $696 million and $1.0 billion, respectively, of which $555 million and $812 million, respectively, related to loans purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs.
The following table provides a summary of loans by portfolio class and the Company’s internal credit quality rating:

	December 31, 2021					December 31, 2020
		Criticized					Criticized
(Dollars in Millions)	Pass	Special Mention	Classified (a)	Total Criticized	Total	Pass	Special Mention	Classified (a)	Total Criticized	Total
Commercial
Originated in 2021	$51,155	$387	$287	$674	$51,829	$–	$–	$–	$–	$–
Originated in 2020	14,091	304	133	437	14,528	34,557	1,335	1,753	3,088	37,645
Originated in 2019	10,159	151	54	205	10,364	17,867	269	349	618	18,485
Originated in 2018	5,122	3	36	39	5,161	12,349	351	176	527	12,876
Originated in 2017	2,149	2	38	40	2,189	5,257	117	270	387	5,644
Originated prior to 2017	2,774	28	43	71	2,845	4,954	128	115	243	5,197
Revolving	24,722	268	117	385	25,107	22,445	299	280	579	23,024
Total commercial	110,172	1,143	708	1,851	112,023	97,429	2,499	2,943	5,442	102,871
Commercial real estate
Originated in 2021	13,364	6	990	996	14,360	–	–	–	–	–
Originated in 2020	7,459	198	263	461	7,920	9,446	461	1,137	1,598	11,044
Originated in 2019	6,368	251	610	861	7,229	9,514	454	1,005	1,459	10,973
Originated in 2018	2,996	29	229	258	3,254	6,053	411	639	1,050	7,103
Originated in 2017	1,662	38	113	151	1,813	2,650	198	340	538	3,188
Originated prior to 2017	2,811	17	111	128	2,939	4,762	240	309	549	5,311
Revolving	1,494	1	43	44	1,538	1,445	9	238	247	1,692
Total commercial real estate	36,154	540	2,359	2,899	39,053	33,870	1,773	3,668	5,441	39,311
Residential mortgages (b)
Originated in 2021	29,882	–	3	3	29,885	–	–	–	–	–
Originated in 2020	15,948	1	8	9	15,957	23,262	1	3	4	23,266
Originated in 2019	6,938	–	36	36	6,974	13,969	1	17	18	13,987
Originated in 2018	2,889	–	30	30	2,919	5,670	1	22	23	5,693
Originated in 2017	3,796	–	30	30	3,826	6,918	1	24	25	6,943
Originated prior to 2017	16,619	–	312	312	16,931	25,921	2	342	344	26,265
Revolving	1	–	–	–	1	1	–	–	–	1
Total residential mortgages	76,073	1	419	420	76,493	75,741	6	408	414	76,155
Credit card (c)	22,335	–	165	165	22,500	22,149	–	197	197	22,346
Other retail
Originated in 2021	22,455	–	6	6	22,461	–	–	–	–	–
Originated in 2020	12,071	–	9	9	12,080	17,589	–	7	7	17,596
Originated in 2019	7,223	–	17	17	7,240	11,605	–	23	23	11,628
Originated in 2018	3,285	–	14	14	3,299	6,814	–	27	27	6,841
Originated in 2017	1,726	–	9	9	1,735	3,879	–	22	22	3,901
Originated prior to 2017	1,973	–	15	15	1,988	3,731	–	29	29	3,760
Revolving	12,532	–	112	112	12,644	12,647	–	110	110	12,757
Revolving converted to term	472	–	40	40	512	503	–	38	38	541
Total other retail	61,737	–	222	222	61,959	56,768	–	256	256	57,024
Total loans	$306,471	$1,684	$3,873	$5,557	$312,028	$285,957	$4,278	$7,472	$11,750	$297,707
Total outstanding commitments	$662,363	$3,372	$5,684	$9,056	$671,419	$627,606	$8,772	$9,374	$18,146	$645,752
Note:	Year of origination is based on the origination date of a loan, or for existing loans the date when the maturity date, pricing or commitment amount is amended.
(a)	Classified rating on consumer loans primarily based on delinquency status.
(b)
At December 31, 2021, $1.5 billion of GNMA loans 90 days or more past due and $1.1 billion of restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs were classified with a pass rating, compared with $1.8 billion and $1.4 billion at December 31, 2020, respectively.

(c)	All credit card loans are considered revolving loans.
Troubled Debt Restructurings
In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. The following table provides a summary of loans modified as TDRs for the years ended December 31, by portfolio class:

(Dollars in Millions)	Number of Loans	Pre-Modification Outstanding Loan Balance	Post-Modification Outstanding Loan Balance

2021
Commercial	2,156	$140	$127
Commercial real estate	112	193	179
Residential mortgages	977	329	328
Credit card	25,297	144	146
Other retail	2,576	74	67

Total loans, excluding loans purchased from GNMA mortgage pools	31,118	880	847
Loans purchased from GNMA mortgage pools	2,311	334	346

Total loans	33,429	$1,214	$1,193

2020
Commercial	3,423	$628	$493
Commercial real estate	149	262	218
Residential mortgages	1,176	402	401
Credit card	23,549	135	136
Other retail	4,027	117	114

Total loans, excluding loans purchased from GNMA mortgage pools	32,324	1,544	1,362
Loans purchased from GNMA mortgage pools	4,630	667	659

Total loans	36,954	$2,211	$2,021

2019
Commercial	3,445	$376	$359
Commercial real estate	136	129	125
Residential mortgages	417	55	54
Credit card	34,247	185	186
Other retail	2,952	63	61

Total loans, excluding loans purchased from GNMA mortgage pools	41,197	808	785
Loans purchased from GNMA mortgage pools	6,257	856	827

Total loans	47,454	$1,664	$1,612

Residential mortgages, home equity and second mortgages, and loans purchased from GNMA mortgage pools in the table above include trial period arrangements offered to customers during the periods presented. The post-modification balances for these loans reflect the current outstanding balance until a permanent modification is made. In addition, the post-modification balances typically include capitalization of unpaid accrued interest and/or fees under the various modification programs. At December 31, 2021, 7 residential mortgages, 2 home equity and second mortgage loans and 34 loans purchased from GNMA mortgage pools with outstanding balances of $1 million, less than $1 million and $4 million, respectively, were in a trial period and have estimated post-modification balances of $1 million, less than $1 million and $5 million, respectively, assuming permanent modification occurs at the end of the trial period.
The following table provides a summary of TDR loans that defaulted (fully or partially charged-off
or became 90 days or more past due) for the years ended December 31, that were modified as TDRs within 12 months previous to default:

(Dollars in Millions)	Number of Loans	Amount Defaulted

2021
Commercial	1,084	$32
Commercial real estate	16	7
Residential mortgages	81	9
Credit card	7,700	43
Other retail	714	11

Total loans, excluding loans purchased from GNMA mortgage pools	9,595	102
Loans purchased from GNMA mortgage pools	176	26

Total loans	9,771	$128

2020
Commercial	1,148	$80
Commercial real estate	50	30
Residential mortgages	38	5
Credit card	6,688	35
Other retail	307	4

Total loans, excluding loans purchased from GNMA mortgage pools	8,231	154
Loans purchased from GNMA mortgage pools	498	66

Total loans	8,729	$220

2019
Commercial	1,040	$46
Commercial real estate	36	24
Residential mortgages	137	15
Credit card	8,273	40
Other retail	380	10

Total loans, excluding loans purchased from GNMA mortgage pools	9,866	135
Loans purchased from GNMA mortgage pools	997	131

Total loans	10,863	$266

In addition to the defaults in the table above, the Company had a total of 17 residential mortgage loans, home equity and second mortgage loans and loans purchased from GNMA mortgage pools for the year ended December 31, 2021, where borrowers did not successfully complete the trial period arrangement and, therefore, are no longer eligible for a permanent modification under the applicable modification program. These loans had aggregate outstanding balances of $2 million for the year ended December 31, 2021.
As of December 31, 2021, the Company had $132 million of commitments to lend additional funds to borrowers whose terms of their outstanding owed balances have been modified in TDRs.